Deerfield Warrants - Schedule of Valuation Inputs (Details) - Dec. 31, 2022 - Deerfield Warrants	Total	shares	$ / shares	period
Black-Scholes Value | Minimum
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | shares		0.20
Black-Scholes Value | Maximum
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			0.16
Derivatives | Exercise Price | Minimum
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			24.70
Derivatives | Exercise Price | Maximum
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			28.07
Derivatives | Forced Conversion Price (in USD per share)
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			3.84
Derivatives | Share Price (in USD per share)
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations			0.043
Derivatives | Risk Free, Interest Rate
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0.70
Derivatives | Expected Term
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	28.69041095890411			0